Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Disclosure significant accounting policies subject to significant judgements, estimates and assumptions	For material accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Accounting policy	Note to the consolidated financial statements
Unconsolidated structured entities	1 - Consolidation
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	20 - Other investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities/assets

Disclosure of impact of restatement on financial statements	The impact of the restatement on the consolidated financial statements is illustrated in the table below:

	31 December 2023			31 December 2022
Figures in million – SA rand	As previously presented	Adjustment	As restated	As previously presented	Adjustment	As restated
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax	4,648	(1,663)	2,985	2,369	(14)	2,355
Foreign currency translation adjustments	5,232	(1,663)	3,569	3,840	(14)	3,826
Total comprehensive income	(32,782)	(1,663)	(34,445)	21,349	(14)	21,335
Attributable to:
Owners of Sibanye-Stillwater	(33,184)	(1,663)	(34,847)	20,671	(14)	20,657
Non-controlling interests	402	—	402	678	—	678

Consolidated statement of changes in equity
Foreign currency translation reserve[1]
Balance at the beginning of the year	5,786	—	5,786	1,940	—	1,940
Total comprehensive income for the year	5,232	(1,663)	3,569	3,798	(14)	3,784
Other comprehensive income, net of tax	5,232	(1,663)	3,569	3,798	(14)	3,784
Foreign exchange movement recycled through profit or loss	(1,663)	1,663	—	(14)	14	—
Balance at the end of the year[2]	9,284	—	9,284	5,786	—	5,786
1The restatement only impacts the foreign currency translation reserve in the consolidated statement of changes in equity. It has no impact on non-controlling interests
2The restatement has no impact on the consolidated statement of financial position, consolidated income statement and consolidated statement of cash flows, as well as no impact on earnings per share or headline earnings per share